UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4395

Legg Mason Partners Municipal Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31,

Date of reporting period: December 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MUNICIPAL

FUNDS

CALIFORNIA

MONEY MARKET PORFOLIO

FORM N-Q

DECEMBER 31, 2006

California Money Market Portfolio

Schedule of Investments (unaudited)	December 31, 2006
Face Amount	Rating‡	Security	Value

SHORT-TERM INVESTMENTS — 99.7%
Education — 9.8%
		ABAG Finance Authority for Nonprofit Corp.:
		Francis Parker School Project, LOC-Bank of New York:
$5,265,000	A-1+	3.790%, 1/4/07 (a)	$5,265,000
5,000,000	A-1+	3.790%, 1/4/07 (a)	5,000,000
11,285,000	A-1+	Head Royce School, LOC-Bank of America, 3.790%, 1/4/07 (a)	11,285,000
14,320,000	VMIG1(b)	Valley Christian Schools, LOC-Bank of America, 3.820%, 1/4/07 (a)	14,320,000
1,965,000	VMIG1(b)	Alvord, CA, USD, Finance Corp. COP, Refinance Project, LOC-KBC Bank,
		3.730%, 1/4/07 (a)	1,965,000
		California EFA:
6,860,000	A-1+	Revenue, Refunding, Stanford University, Series L-3, 3.750%, 1/3/07 (a)	6,860,000
11,815,000	A-1+	Revenue, Refunding, Stanford University, Series L-5, 3.750%, 1/3/07 (a)	11,815,000
		California Statewide CDA:
10,000,000	VMIG1(b)	3.480% due 1/11/07	10,000,000
6,000,000	VMIG1(b)	3.450% due 2/12/07	6,000,000
6,500,000	VMIG1(b)	Revenue, Concordia University Project, Series A, LOC-U.S. Bank,
		3.920%, 1/1/07 (a)	6,500,000
2,020,000	A-1+	Carlsbad, CA, USD, COP, School Facility Bridge Funding Program, FSA-
		Insured, SPA-Wachovia Bank, 3.730%, 1/4/07 (a)	2,020,000
15,000,000	A-1+	Hesperia, CA, USD, COP, Interim School Funding Program, FSA-Insured,
		SPA-Dexia Credit Local, 3.790%, 1/4/07 (a)	15,000,000
4,300,000	A-1+	Paramount, CA, USD, School Facility Bridge Funding Program, FSA-
		Insured, SPA-Wachovia Bank, 3.730%, 1/4/07 (a)	4,300,000
2,600,000	A-1+	Riverside, CA, USD, COP, School Facility Bridge Funding Program, FSA-
		Insured, SPA-Wachovia Bank, 3.730%, 1/4/07 (a)	2,600,000
3,185,000	A-1+	San Gabriel, CA, USD, COP, School Facility Bridge Funding Program, FSA-
		Insured, SPA-Wachovia Bank, 3.730%, 1/4/07 (a)	3,185,000
19,895,000	A-1+	San Mateo, CA, USD, COP, School Facility Bridge Funding Program, FSA-
		Insured, SPA-Dexia Credit Local, 3.730%, 1/4/07 (a)	19,895,000
5,400,000	VMIG1(b)	Santa Ana, CA, USD, COP, LOC-BNP Paribas, 3.750%, 1/3/07 (a)	5,400,000
1,585,000	VMIG1(b)	Santa Maria, CA, Joint Unified High School District, COP, Series A, LOC-
		Bank of America, 3.730%, 1/4/07 (a)	1,585,000
		University of California Board of Regents, Series A, TECP:
18,000,000	A-1+	3.410% due 1/2/07	18,000,000
17,500,000	A-1+	3.420% due 2/1/07	17,500,000
11,960,000	A-1+	3.410% due 2/6/07	11,960,000
13,200,000	A-1+	3.480% due 2/8/07	13,200,000
20,000,000	A-1+	3.420% due 2/12/07	20,000,000
20,000,000	A-1+	3.420% due 3/2/07	20,000,000
12,100,000	A-1+	3.400% due 3/6/07	12,100,000
14,000,000	A-1+	3.420% due 3/6/07	14,000,000
		William S. Hart Unified High School District, COP, School Facility Bridge
		Funding Program, FSA-Insured:
1,065,000	A-1+	SPA-First Union National Bank, 3.730%, 1/4/07 (a)	1,065,000
8,700,000	A-1+	SPA-Wachovia Bank, 3.730%, 1/4/07 (a)	8,700,000

		Total Education	269,520,000

Finance — 6.8%
18,755,000	A-1+	California Infrastructure & Economic Development Bank Revenue, ISO,
		Series A, AMBAC-Insured, SPA-Bank of America, JPMorgan Chase,
		3.820%, 1/3/07 (a)	18,755,000
		California State Economic Recovery Bonds:
7,950,000	A-1+	Series C-01, 3.850%, 1/2/07 (a)	7,950,000
5,900,000	A-1+	Series C-07, LOC-BNP Paribas, 3.750%, 1/2/07 (a)	5,900,000
100,000	A-1+	Series C-08, ST GTD-Insured, LOC-Lloyds TSB Bank, 3.750%, 1/2/07 (a)	100,000
41,660,000	A-1+	Series C-10, LOC-BNP Paribas, 3.840%, 1/3/07 (a)	41,660,000
49,902,000	A-1+	Series C-11, LOC-BNP Paribas, 3.750%, 1/3/07 (a)	49,902,000
4,600,000	A-1+	Series C-16, FSA-Insured, SPA-Dexia Credit Local, 3.750%, 1/3/07 (a)	4,600,000

See Notes to Schedule of Investments.

California Money Market Portfolio

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face Amount	Rating‡	Security	Value

Finance — 6.8% (continued)
		Puerto Rico, Infrastructure Financing Authority, MSTC, Class A:
$19,995,000	A-1	Series 2000-103, PART, LIQ-Bear Stearns, 3.860%, 1/3/07 (a)(c)	$19,995,000
19,995,000	A-1	Series 2000-106, PART, LIQ-Bear Stearns, 3.860%, 1/3/07 (a)(c)	19,995,000
4,850,000	A-1+	Puerto Rico, MFA, Floats PA 610R, FSA-Insured, SPA-Merrill Lynch,
		PART, 3.890%, 1/4/07 (a)	4,850,000
2,765,000	VMIG1(b)	Puerto Rico, Public Finance Corp., Series 522X, MBIA-Insured, PART, LIQ-
		Morgan Stanley, 3.900%, 1/4/07 (a)	2,765,000
11,090,000	A-1	South Orange County CA, Public Finance Authority MSTC, Series 2030,
		Class A, PART, FSA-Insured, LIQ-Bear Stearns, 3.900%, 1/3/07 (a)(c)	11,090,000

		Total Finance	187,562,000

General Obligation — 5.9%
		California State, GO:
2,000,000	A-1+	Series A, Subordinated Series A-3, LOC-Bank of America, 3.790%,
		1/3/07 (a)	2,000,000
6,300,000	A-1+	Series A-1, LOC-Westdeutsche Landesbank, 3.820%, 1/2/07 (a)	6,300,000
10,000,000	A-1+	Series A-2, LOC-JPMorgan Chase, Westdeutsche Landesbank, 3.750%,
		1/2/07 (a)	10,000,000
		TECP, SPA-Bank of Nova Scotia, KBC Bank, Lloyds Bank PLC, National
		Australia Bank, Royal Bank of Scotland, Societe Generale:
25,000,000	A-1	3.480% due 1/5/07	25,000,000
10,000,000	A-1	3.500% due 1/8/07	10,000,000
10,000,000	A-1	3.480% due 1/9/07	10,000,000
15,000,000	A-1	3.430% due 1/10/07	15,000,000
18,500,000	A-1	3.490% due 1/16/07	18,500,000
10,000,000	A-1	3.460% due 2/1/07	10,000,000
15,000,000	A-1	3.500% due 2/6/07	15,000,000
12,000,000	A-1	3.420% due 2/9/07	12,000,000
2,200,000	A-1+	Irvine Ranch California Water District, GO, LOC-Bank of America, 3.800%,
		1/2/07 (a)	2,200,000
5,200,000	A-1+	Puerto Rico Commonwealth, Refunding, Government Development Bank,
		GO, MBIA-Insured, SPA-Credit Suisse, 3.730%, 1/3/07 (a)	5,200,000
22,565,000	A-1+	San Diego, CA, GO, USD, MSTC, SGA-120, PART, MBIA-Insured, LIQ-
		Societe Generale, 3.900%, 1/3/07 (a)	22,565,000

		Total General Obligation	163,765,000

Hospitals — 8.3%
		California Health Facilities Finance Authority:
5,000,000	VMIG1(b)	3.450% due 2/12/07	5,000,000
30,000,000	VMIG1(b)	3.520% due 2/13/07	30,000,000
20,000,000	VMIG1(b)	3.520% due 3/7/07	20,000,000
4,100,000	VMIG1(b)	Adventist Health System, Series A, LOC-Wachovia Bank, 3.950%,
		1/2/07 (a)	4,100,000
19,110,000	A-1+	Health Facility, Catholic Healthcare, Series K, LOC-Bank of America,
		3.800%, 1/3/07 (a)	19,110,000
1,290,000	A-1+	Scripps Health, Series A, LOC-Bank One, 3.820%, 1/3/07 (a)	1,290,000
18,705,000	A-1+	Sisters of Charity Health Systems, 3.820%, 1/3/07 (a)	18,705,000
27,945,000	A-1+	Southern California Presbyterian Homes, MBIA-Insured, SPA-Bank of
		America, 3.840%, 1/3/07 (a)	27,945,000
7,100,000	A-1	California Statewide CDA Revenue, American Baptist Homes West, LOC-
		LaSalle Bank, 3.770%, 1/4/07 (a)	7,100,000
		California Statewide CDA Revenue COP:
5,855,000	A-1+	House Ear Institute, LOC-JPMorgan Chase, 3.920%, 1/2/07 (a)	5,855,000
5,000,000	VMIG1(b)	Series E, FSA-Insured, SPA-Wachovia Bank, 3.930%, 1/3/07 (a)	5,000,000
10,375,000	VMIG1(b)	Delano, CA, COP, Delano Regional Medical Center, LOC-Comerica Bank,
		3.920%, 1/4/07 (a)	10,375,000

See Notes to Schedule of Investments.

California Money Market Portfolio

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face Amount	Rating‡	Security	Value

Hospitals — 8.3% (continued)
$59,195,000	A-1+	Fresno, CA, Revenue, Trinity Health Credit, Series C, SPA- Landesbank
		Hessen-Thuringen, 3.850%, 1/4/07 (a)	$59,195,000
16,800,000	A-1+	Torrance, CA, Hospital Revenue, Little Co. of Mary Hospital, LOC-
		JPMorgan Chase, 3.840%, 1/4/07 (a)	16,800,000

		Total Hospitals	230,475,000

Housing: Multi-Family — 13.5%
6,180,000	A-1+	Anaheim, CA, Housing Authority MFH Revenue, Park Vista Apartments,
		FHLMC-Collateralized, LIQ-FHLMC, 3.880%, 1/3/07 (a)(d)	6,180,000
1,400,000	A-1+	California HFA Revenue, Home Mortgage, Series U, MBIA-Insured, SPA-
		Bank of New York, 3.970%, 1/2/07 (a)(d)	1,400,000
16,180,000	A-1+	California Housing Finance Agency Revenue, MFH, Series C, SPA-FNMA,
		4.010%, 1/4/07 (a)(d)	16,180,000
14,300,000	VMIG1(b)	California Statewide CDA Multifamily Revenue,, Refunding, Housing, IAC
		Project, Series W-3, LOC-Wells Fargo Bank NW N.A., 3.870%, 1/3/07 (a)(d)	14,300,000
		California Statewide CDA, MFH Revenue:
11,805,000	A-1+	Arbor Ridge Apartments, Series X, LIQ-Fannie Mae, 3.830%, 1/4/07 (a)(d)	11,805,000
3,415,000	A-1+	Breezewood Apartments, Series F-1, FNMA-Insured, LIQ-FNMA,
		3.870%, 1/4/07 (a)(d)	3,415,000
5,665,000	A-1+	Oakmont of Danville-Sunrise Project, Series A, LIQ-FNMA, 3.870%,
		1/4/07 (a)(d)	5,665,000
26,415,000	A-1+	California, HFA Revenue, Home Mortgage, Series K, LIQ-Bank of Nova
		Scotia and State Street Bank & Trust, 4.010%, 1/3/07 (a)	26,415,000
12,200,000	A-1+	Contra Costa County, CA, MFH Revenue, Park Regency LLC, Series F, LIQ-
		FNMA, 3.860%, 1/4/07 (a)(d)	12,200,000
6,955,000	A-1+	Corona, CA, MFH Revenue, Housing Country Hills Project, Series B,
		FHLMC-Collateralized, 3.750%, 1/4/07 (a)	6,955,000
10,700,000	A-1+	Daly City, CA, HFA, Multifamily Revenue, Refunding, Serramonte Del Rey,
		Series A,, 3.750%, 1/4/07 (a)	10,700,000
6,450,000	A-1+	Fresno, CA, MFH Revenue, Heron Pointe Apartments, Series A, FNMA-
		Insured, LIQ-FNMA, 3.750%, 1/4/07 (a)	6,450,000
1,750,000	A-1+	Livermore, CA, MFH Revenue, Diablo Vista Apartments, LIQ-FNMA,
		3.780%, 1/3/07 (a)	1,750,000
		Los Angeles County, CA:
4,300,000	A-1+	Housing Authority MFH Revenue, Sand Canyon, Series F, LIQ-
		FHLMC, 3.730%, 1/4/07 (a)	4,300,000
400,000	A-1+	Multi-Family Mortgage Revenue, Valencia Housing Project, Series C,
		FNMA-Insured, LIQ-FHLMC, 3.800%, 1/2/07 (a)	400,000
20,500,000	A-1+	Milpitas, CA, MFH Revenue, Crossing at Montague, Series A, LIQ-FNMA,
		3.870%, 1/4/07 (a)(d)	20,500,000
		Orange County, CA, Apartment Development Revenue:
13,600,000	VMIG1(b)	Capistrano Pointe, Series A, FHLMC-Collateralized, 3.750%, 1/4/07 (a)	13,600,000
16,500,000	VMIG1(b)	Foothill Oaks Apartments, FHLMC-Collateralized, 3.870%, 1/4/07 (a)(d)	16,500,000
23,500,000	A-1+	Ladera Apartments, Series 2-B, LIQ-FNMA, 3.870%, 1/4/07 (a)(d)	23,500,000
		WLCO LF Partners, Issue G:
17,500,000	A-1+	Series 2, FNMA, 3.750%, 1/4/07 (a)	17,500,000
7,500,000	A-1+	Series 3, FNMA, 3.750%, 1/4/07 (a)	7,500,000
23,400,000	A-1+	Pasadena, CA, CDA MFH Revenue, Holly Street Apartment, Series A,
		FNMA-Collateralized, 3.830%, 1/4/07 (a)(d)	23,400,000
15,180,000	VMIG1(b)	Richmond, CA, RDA MFH Revenue, Summit Hilltop, Series A, LIQ-FNMA,
		3.750%, 1/4/07 (a)	15,180,000
6,000,000	A-1+	Rohnert Park, CA, MFH Revenue, Crossbrook Apartments, Series A,
		3.780%, 1/3/07 (a)	6,000,000
		Sacramento County, CA, Housing Authority MFH Revenue:
6,000,000	A-1+	Ashford, Series D, FNMA, 3.750%, 1/4/07 (a)	6,000,000
6,400,000	A-1+	River Apartments, Series C, LIQ-FNMA, 3.750%, 1/4/07 (a)	6,400,000

See Notes to Schedule of Investments.

California Money Market Portfolio

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face Amount	Rating‡	Security	Value

Housing: Multi-Family — 13.5% (continued)
		San Francisco, CA, City & County RDA MFH, Fillmore Center:
$10,600,000	A-1+	A-1, LIQ-FHLMC, 3.800%, 1/3/07 (a)	$10,600,000
9,775,000	A-1+	B-1, LIQ-FHLMC, 3.800%, 1/3/07 (a)	9,775,000
5,750,000	A-1+	B-2, LIQ-FHLMC, 3.810%, 1/3/07 (a)(d)	5,750,000
		San Jose, CA, MFH Housing Revenue:
9,580,000	VMIG1(b)	Fairway Glen, Series A, LIQ-FNMA, 3.800%, 1/4/07 (a)	9,580,000
4,900,000	VMIG1(b)	Foxchase, Series B, LIQ-FNMA, 3.800%, 1/4/07 (a)	4,900,000
16,050,000	VMIG1(b)	Refunding, Kimberly Woods Apartments, Series A, LIQ-FHLMC,
		3.750%, 1/4/07 (a)	16,050,000
23,900,000	A-1+	San Jose, CA, MFH Revenue, Cinnabar Commons, Series C, LOC-Bank of
		America, 3.830%, 1/4/07 (a)(d)	23,900,000
7,700,000	A-1+	Santa Cruz County, CA, Housing Authority MFH Revenue, Paloma Del Mar
		Apartments, Series A, LOC-Wells Fargo Bank, 3.780%, 1/3/07 (a)	7,700,000

		Total Housing: Multi-Family	372,450,000

Housing: Single Family — 2.2%
		California HFA, Home Mortgage:
16,995,000	A-1+	Series D, LIQ-Westdeutsche Landesbank, Bayerische Landesbank,
		3.860%, 1/3/07 (a)(d)	16,995,000
5,065,000	A-1+	Series N, FSA-Insured, SPA-Bank of New York, 3.900%, 1/2/07 (a)(d)	5,065,000
		California Housing Finance Agency Revenue:
11,400,000	A-1+	Home Mortgage, Series C, SPA-Calyon Bank, 3.900%, 1/2/07 (a)	11,400,000
5,955,000	A-1+	Series N, 3.810%, 1/3/07 (a)(d)	5,955,000
20,000,000	A-1+	Series P, MBIA-Insured, LIQ-Lloyds TSB Bank PLC, 3.980%, 1/3/07 (a)	20,000,000
2,500,000	A-1+	Upland, CA, Apartment Development Revenue, Refunding Mountain
		Springs, Series A, LIQ-FNMA, 3.750%, 1/4/07 (a)	2,500,000

		Total Housing: Single Family	61,915,000

Industrial Development — 1.1%
7,200,000	A-1+	California Infrastructure & Economic Development Bank Industrial Revenue,
		Rand Corp., Series B, AMBAC-Insured, SPA-JPMorgan Chase, 3.750%,
		1/2/07 (a)	7,200,000
		California Infrastructure & Economic Development Bank Revenue:
11,700,000	A-1+	Asian Art Museum Foundation, MBIA-Insured, SPA-JPMorgan Chase,
		3.920%, 1/2/07 (a)	11,700,000
2,400,000	A-1+	Roller Bearing Co. of America, LOC-Wachovia Bank, 4.060%, 1/3/07 (a)(d)	2,400,000
		California Statewide CDA:
1,900,000	A-1+	A&B Die Casting Corp., Series A, LOC-Bank of America, 3.820%,
		1/4/07 (a)(d)	1,900,000
4,000,000	A-1+	MFH Revenue, Aegis of Aptos Project, Series Y, FNMA-Collateralized,
		3.870%, 1/4/07 (a)(d)	4,000,000
1,900,000	NR	Riverside County, CA, IDA Revenue, Rockwin Corp. Project, Series II, LOC-
		Royal Bank of Canada, 3.950%, 1/3/07 (a)	1,900,000

		Total Industrial Development	29,100,000

Life Care Systems — 1.1%
7,330,000	VMIG1(b)	ABAG Finance Authority for Nonprofit Corp., Eskaton Village-Roseville,
		LOC-KBC Bank NV, 3.840%, 1/3/07 (a)	7,330,000
6,070,000	VMIG1(b)	ABAG Finance Authority for Nonprofit Corp. California Revenue, Pathways
		Home Health Hospice, LOC-U.S. Bank, 3.840%, 1/4/07 (a)	6,070,000
5,000,000	A-1+	California Statewide CDA Revenue, Senior Presbyterian Homes, Series B,
		LOC-Bank of America, 3.830%, 1/4/07 (a)	5,000,000
12,550,000	A-1	California Statewide Community Development Corp., COP, Covenant
		Retirement Communities, LOC-LaSalle National Bank, 3.770%, 1/4/07 (a)	12,550,000

		Total Life Care Systems	30,950,000

See Notes to Schedule of Investments.

California Money Market Portfolio

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face Amount	Rating‡	Security	Value

Miscellaneous — 4.6%
$3,000,000	A-1+	ABAG Finance Authority for Nonprofit Corp., Revenue, Institute Defense
		Analyses, AMBAC-Insured, SPA-Wachovia Bank, 3.930%, 1/4/07 (a)	$3,000,000
10,000,000	A-1+	California Infrastructure & Economic Development Bank Revenue, Academy
		of Motion Pictures, AMBAC-Insured, SPA-JPMorgan Chase, 3.930%,
		1/4/07 (a)	10,000,000
1,410,000	VMIG1(b)	California Statewide CDA Revenue, Nonprofits Insurance Alliance, Series A,
		LOC-Comerica Bank, 3.790%, 1/4/07 (a)	1,410,000
		Irvine, CA:
9,520,000	VMIG1(b)	Improvement Bond Act of 1915, Assessment District 85-7, FSA-Insured,
		SPA-Dexia Bank, 3.820%, 1/3/07 (a)	9,520,000
20,810,000	VMIG1(b)	Public Facilities & Infrastructure Authority Lease Revenue, Capital
		Improvement Project, LOC-State Street Bank & Trust Co., 3.820%,
		1/4/07 (a)	20,810,000
10,870,000	VMIG1(b)	Livermore, CA, COP, Refunding, Capital Projects, AMBAC-Insured, SPA-
		Dexia Credit Local, 3.840%, 1/4/07 (a)	10,870,000
		Los Angeles, CA:
11,000,000	A-1+	Series A, 3.490% due 2/2/07	11,000,000
10,000,000	VMIG1(b)	Municipal Improvement Corp., 3.420% due 2/8/07	10,000,000
		Oakland, CA:
16,110,000	A-1+	COP, Capital Equipment Project, LOC-Landesbank Hessen-Thuringen,
		3.820%, 1/3/07 (a)	16,110,000
3,000,000	VMIG1(b)	Revenue, MERLOT, Series M, AMBAC-Insured, SPA-Wachovia Bank,
		PART, 3.930%, 1/3/07 (a)	3,000,000
4,100,000	VMIG1(b)	Puerto Rico Industrial Tourist Educational, Medical & Environmental
		Cultural Facilities Revenue, Floater Certificates, Series 464, PART,
		MBIA-Insured, LIQ-Morgan Stanley, 3.900%, 1/4/07 (a)	4,100,000
6,700,000	VMIG1(b)	San Bernardino County, CA, COP, Capital Improvement Refining Project,
		LOC-BNP Paribas, 3.750%, 1/4/07 (a)	6,700,000
		Westminster, CA:
2,110,000	A-1+	COP, Civic Center, Series B, AMBAC-Insured, SPA-Wachovia Bank,
		3.790%, 1/4/07 (a)	2,110,000
17,885,000	A-1+	RDA, Tax Allocation Revenue, Commercial Redevelopment Project
		Number 1, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen,
		3.790%, 1/4/07 (a)	17,885,000

		Total Miscellaneous	126,515,000

Pollution Control — 1.1%
		California PCFA:
19,475,000	A-1+	Environmental Improvement Revenue, Atlantic Richfield Co., 3.900%,
		1/3/07 (a)(d)	19,475,000
9,970,000	F1+(e)	Solid Waste Disposal Revenue, Garaventa Enterprises, Series A, LOC-
		Bank of America, 3.940%, 1/3/07 (a)	9,970,000
1,940,000	A-1+	Orange County, CA, Sanitation Districts COP, Series A, SPA-Dexia Credit
		Local, 3.830%, 1/2/07 (a)	1,940,000

		Total Pollution Control	31,385,000

Public Facilities — 3.9%
5,000,000	VMIG1(b)	California Infrastructure & Economic Development Bank Revenue,
		Contemporary Jewish Museum, LOC-Bank of America, 3.730%, 1/4/07 (a)	5,000,000
8,100,000	VMIG1(b)	Escondido, CA, Community Development Commission COP, LOC-Wells
		Fargo Bank, 3.800%, 1/4/07 (a)(d)	8,100,000
23,650,000	A-1+	Glendale, CA, COP, Police Building Project, SPA-Morgan Guaranty Trust,
		3.820%, 1/4/07 (a)	23,650,000
		Los Angeles, CA, Convention & Exhibition Center Authority Lease Revenue:
10,320,000	A-1+	Refunding, Series B-1, AMBAC-Insured, SPA-JPMorgan Chase,
		3.750%, 1/3/07 (a)	10,320,000
2,000,000	A-1+	Refunding, Subordinated Series B-2, AMBAC-Insured, SPA-Dexia
		Credit Local, 3.750%, 1/3/07 (a)	2,000,000
13,895,000	A-1+	Series F, AMBAC-Insured, SPA-JPMorgan Chase, 3.800%, 1/3/07 (a)	13,895,000

See Notes to Schedule of Investments.

California Money Market Portfolio

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face Amount	Rating‡	Security	Value

Public Facilities — 3.9% (continued)
$9,100,000	VMIG1(b)	Orange County, CA, Improvement Bond Act 1915, Assessment District 01-1,
		Series A, CNTY GTD-Insured, LOC-KBC Bank NV, 3.830%, 1/2/07 (a)	$9,100,000
1,995,000	A-1+	Redwood City, CA, Public Financing Authority COP, City Hall Project,
		LOC-KBC Bank, 3.790%, 1/4/07 (a)	1,995,000
11,500,000	A-1+	Riverside County, CA, COP, Riverside County Public Facility, Series A,
		LOC-State Street Bank & Trust Co., 3.800%, 1/2/07 (a)	11,500,000
16,940,000	A-1	Sacramento, CA, Lease Revenue MSTC, Series 2025, Class A, AMBAC-
		Insured, LIQ-Bear Stearns, 3.900%, 1/3/07 (a)(c)	16,940,000
5,000,000	F1+(e)	Stanislaus County, CA, Capital Improvements Financing Authority, Central
		Valley Center for the Arts, LOC-Bank of America, 3.730%, 1/4/07 (a)	5,000,000

		Total Public Facilities	107,500,000

Solid Waste — 1.9%
		California PCFA:
3,060,000	F1+(e)	Alameda County Industrial Project, Series A, LOC-Wells Fargo Bank,
		3.940%, 1/3/07 (a)(d)	3,060,000
3,030,000	F1+(e)	Athens Disposal, Inc. Project, Series A, LOC-Wells Fargo Bank, 3.940%,
		1/3/07 (a)(d)	3,030,000
7,245,000	F1+(e)	Athens Services Project, Series A, LOC-Wells Fargo Bank, 3.940%,
		1/3/07 (a)(d)	7,245,000
1,295,000	F1+(e)	BLT Enterprises, Series A, LOC-Wells Fargo Bank, 3.940%, 1/3/07 (a)(d)	1,295,000
		Blue Line Transfer, Inc. Project:
7,865,000	F1+(e)	LOC-Wells Fargo Bank, 3.940%, 1/3/07 (a)(d)	7,865,000
2,130,000	F1+(e)	Series A, LOC-Wells Fargo Bank, 3.940%, 1/3/07 (a)(d)	2,130,000
8,905,000	F1+(e)	Edco Disposal Corp. Project, LOC-Wells Fargo Bank, 3.940%, 1/3/07 (a)(d)	8,905,000
975,000	F1+(e)	Garaventa Enterprises, Inc., LOC-Bank of America, 3.940%, 1/3/07 (a)(d)	975,000
15,735,000	A-1+	Norcal Waste Systems, Inc. Project, Series A, LOC-Bank of America,
		3.940%, 1/3/07 (a)(d)	15,735,000
2,620,000	F1+(e)	Willits Project, Series A, LOC-Wells Fargo Bank, 3.940%, 1/3/07 (a)(d)	2,620,000

		Total Solid Waste	52,860,000

Tax Allocation — 4.8%
		California Statewide Community Development Authority Revenue:
33,500,000	SP-1+	Riverside County, Tax & Revenue Anticipation Bonds, Series A-4,
		4.500% due 6/29/07	33,647,494
12,000,000	SP-1+	San Bernardino County, Tax & Revenue Anticipation Bonds, Series A-5,
		SPA-Bank of America, Bayerische Landesbank, Dexia Credit Local,
		JPMorgan Chase, State Street Bank & Trust, Landesbank Baden-
		Wurttemberg, and Westdeutsche Landesbank, 4.500% due 6/29/07	12,052,242
26,300,000	SP-1+	Commonwealth of Puerto Rico, TRAN, LOC-Bank of Nova Scotia, BNP
		Paribas, Dexia Credit Local, Fortis Bank SA/NV, Banco Bilboa Vizcaya
		and Banco Santander PR, 4.500% due 7/30/07	26,449,661
25,000,000	SP-1+	Kern County, California, TRAN, 4.500% due 6/29/07	25,114,731
34,300,000	SP-1+	Los Angeles County, CA, TRAN, Series A, 4.500% due 6/29/07	34,448,053

		Total Tax Allocation	131,712,181

Transportation — 7.7%
		Bay Area Toll Authority Bridge Revenue, San Francisco Bay Area, Series C,
		AMBAC-Insured:
15,550,000	A-1+	SPA-Bayerische Landesbank, Landesbank Hessen-Thuringen,
		Landesbank Baden-Wurttemberg, 3.730%, 1/4/07 (a)	15,550,000
14,295,000	A-1+	SPA-JPMorgan Chase, Dexia Credit Local, Lloyds TSB Bank, 3.730%,
		1/4/07 (a)	14,295,000

See Notes to Schedule of Investments.

California Money Market Portfolio

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face Amount	Rating‡	Security	Value

Transportation — 7.7% (continued)
$23,050,000	A-1+	Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area
		A-1, AMBAC-Insured, SPA-Lloyds TSB Bank, 3.800%, 1/4/07 (a)	$23,050,000
18,225,000	A-1	California Transit Finance Authority, FSA-Insured, SPA-Credit Suisse First
		Boston, 3.840%, 1/3/07 (a)	18,225,000
		Los Angeles County, CA, MTA, Sales Tax Revenue:
4,695,000	A-1+	Second Senior, Series A, MBIA-Insured, SPA-Credit Local De France,
		3.730%, 1/4/07 (a)	4,695,000
2,875,000	VMIG1(b)	Series 837, PART, AMBAC-Insured, LIQ-Morgan Stanley, 3.900%,
		1/4/07 (a)	2,875,000
4,000,000	A-1	TECP, LOC- Dexia Local Credit and BNP Paribas, 3.420% due 3/1/07	4,000,000
19,675,000	VMIG1(b)	Port of Oakland, CA, Series 2005-5, PART, FGIC-Insured, SPA-ABN AMRO
		Bank, 3.970%, 1/4/07 (a)(c)(d)	19,675,000
		Puerto Rico Commonwealth Highway & Transportation Authority:
		Highway Revenue:
4,660,000	A-1+	Floats PA 472, PART, FSA-Insured, LIQ-Merrill Lynch, 3.890%,
		1/4/07 (a)	4,660,000
4,550,000	A-1+	Series A, AMBAC-Insured, SPA-Bank of Nova Scotia, 3.930%,
		1/3/07 (a)	4,550,000
3,465,000	VMIG1(b)	Revenue, MERLOT, Series FFF, PART, MBIA-Insured, SPA-Wachovia
		Bank, 3.920%, 1/3/07 (a)	3,465,000
		Riverside County, CA, Transit Commission, TECP:
10,904,000	A-1	3.370% due 1/3/07	10,904,000
2,350,000	VMIG1(b)	3.480% due 2/8/07	2,350,000
		San Francisco, CA:
41,340,000	VMIG1(b)	City & County Airport Commission, Series 2000-9, PART, FGIC-
		Insured, SPA-ABN AMRO Bank, 3.960%, 1/4/07 (a)(d)	41,340,000
		TECP, County Transportation Authorithy, LIQ- Landerbank Baden-
		Wurttemberg:
7,750,000	A-1+	3.480% due 1/10/07	7,750,000
7,000,000	A-1+	3.400% due 2/7/07	7,000,000
10,150,000	A-1+	3.480% due 2/8/07	10,150,000
1,000,000	A-1+	3.420% due 3/1/07	1,000,000
6,100,000	A-1+	3.400% due 3/2/07	6,100,000
7,000,000	A-1+	3.420% due 3/7/07	7,000,000
3,350,000	A-1+	Santa Clara Valley Transportation Authority, Sales Tax Revenue, Refunding,
		Series A, AMBAC-Insured, SPA-Depfa Bank PLC, 3.750%, 1/4/07 (a)	3,350,000

		Total Transportation	211,984,000

Utilities — 18.4%
		California Infrastructure & Economic Development Bank Revenue, ISO:
28,000,000	A-1+	Series A, MBIA-Insured, 3.820%, 1/3/07 (a)	28,000,000
14,450,000	A-1+	Series C, MBIA-Insured, 3.750%, 1/3/07 (a)	14,450,000
		California PCFA, PCR, Pacific Gas & Electric:
13,900,000	A-1+	Series B, LOC-Bank One, 3.920%, 1/2/07 (a)(d)	13,900,000
6,200,000	A-1+	Series C, LOC-Bank One, 3.800%, 1/2/07 (a)	6,200,000
4,500,000	A-1+	Series E, LOC-JPMorgan Chase, 3.920%, 1/2/07 (a)	4,500,000
9,900,000	A-1+	Series F, LOC-Bank One, 3.920%, 1/2/07 (a)	9,900,000
		California State Department of Water Resources Power Supply Revenue:
2,740,000	A-1+	Series B-6, LOC-State Street Bank & Trust Co., 3.800%, 1/2/07 (a)	2,740,000
33,825,000	A-1+	Series C-02, AMBAC-Insured, SPA-Westdeutsche Landesbank, 3.820%,
		1/4/07 (a)	33,825,000
20,000,000	A-1+	Series C-07, FSA-Insured, SPA-Dexia Credit Local, 3.750%, 1/4/07 (a)	20,000,000
13,200,000	A-1+	Series C-08, LOC-Bayerische Landesbank, 3.750%, 1/4/07 (a)	13,200,000
11,149,000	A-1+	California State Department of Water, TECP, Series 1, LIQ-Landesbank
		Hessen-Thuringen, 3.450% due 1/10/07	11,149,000
		East Bay, CA, MUD, Revenue, TECP:
6,600,000	A-1+	3.420% due 2/1/07	6,600,000
25,000,000	A-1+	3.510% due 2/2/07	25,000,000
41,600,000	A-1+	3.420% due 3/1/07	41,600,000
6,000,000	A-1+	3.400% due 3/2/07	6,000,000

See Notes to Schedule of Investments.

California Money Market Portfolio

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face Amount	Rating‡	Security	Value

Utilities — 18.4% (continued)
		Los Angeles, CA, Department of Water & Power:
$3,000,000	A-1+	3.450% due 1/5/07	$3,000,000
22,165,000	A-1+	Subordinated Series B-2, SPA-Bank of America, Bayerische Landesbank,
		Dexia Credit Local, JPMorgan Chase, Landesbank Baden-
		Wurttemberg, State Street Bank & Trust Co., Westdeutsche
		Landesbank, 3.750%, 1/4/07 (a)	22,165,000
31,300,000	A-1+	Subordinated Series B-7, SPA-Bank of America, Bayerische Landesbank,
		Dexia Credit Local, JPMorgan Chase, Landesbank Baden-
		Wurttemberg, State Street Bank & Trust Co., Westdeutsche
		Landesbank, 3.820%, 1/4/07 (a)	31,300,000
		TECP, LIN-Dexia Credit Local:
5,000,000	A-1+	3.430% due 2/1/07	5,000,000
7,000,000	A-1+	3.400% due 2/2/07	7,000,000
7,500,000	A-1+	3.420% due 2/6/07	7,500,000
10,000,000	A-1+	3.400% due 2/7/07	10,000,000
10,000,000	A-1+	3.420% due 3/6/07	10,000,000
75,225,000	A-1+	Los Angeles, CA, Waste Water Systems Revenue, Subordinated Series B,
		FGIC-Insured, SPA-FGIC-SPI, 3.800%, 1/4/07 (a)	75,225,000
22,600,000	A-1+	Los Angeles, CA, Water & Power Revenue, Subordinated Series B-8,
		3.820%, 1/4/07 (a)	22,600,000
		MSR Public Power Agency, San Juan Project:
9,000,000	A-1+	Series E, MBIA-Insured, SPA-JPMorgan Chase, 3.750%, 1/4/07 (a)	9,000,000
5,500,000	A-1+	Subordinated Lien, Series F, MBIA-Insured, SPA-Bank One, 3.900%,
		1/2/07 (a)	5,500,000
13,700,000	A-1+	Northern California Power Agency Revenue, Hydroelectric, Number 1, Series
		B, MBIA-Insured, SPA-Westdeutsche Landesbank, 3.730%, 1/3/07 (a)	13,700,000
2,900,000	A-1+	Puerto Rico, Electric Power Authority Revenue, PART, MSTC, SGA 44,
		MBIA-Insured, SPA-Societe Generale, 3.860%, 1/3/07 (a)	2,900,000
7,000,000	A-1+	Roseville, CA, Electric Systems Revenue COP, SPA-Dexia Credit Local,
		FSA-Insured, 3.830%, 1/4/07 (a)	7,000,000
17,670,000	VMIG1(b)	Sacramento, CA, MUD, Series 2003-17, PART, SPA-ABN AMRO Bank,
		3.940%, 1/4/07 (a)	17,670,000
21,650,000	A-1+	Walnut, CA Energy Center Authority, 3.480% due 3/8/07	21,650,000

		Total Utilities	508,274,000

Water & Sewer — 8.6%
8,100,000	A-1+	California State Department of Water Resource Power Supply Revenue,
		Series B-2, LOC-BNP Paribas, 3.860%, 1/2/07 (a)	8,100,000
15,100,000	A-1+	California State Department of Water Resources and Power Supply Revenue,
		Subordinated Series G-8, MBIA-Insured, SPA-JPMorgan Chase, 3.790%,
		1/4/07 (a)	15,100,000
26,103,000	A-1+	California State Department of Water, TECP, Series 1, LIQ-Landesbank
		Hessen-Thuringen, 3.480% due 1/2/07	26,103,000
4,685,000	A-1+	Eastern Municipal Water District, Water & Sewer Revenue COP, Refunding,
		Series B, MBIA-Insured, SPA-Lloyds TSB Bank PLC, 3.730%, 1/4/07 (a)	4,685,000
3,600,000	VMIG1(b)	Elsinore Valley, CA, Municipal Water District COP, Series A, FGIC-Insured,
		SPA-Dexia Credit Local, 3.730%, 1/3/07 (a)	3,600,000
15,899,000	VMIG1(b)	Los Angeles, CA, Waste Water Systems Revenue, Series 318, PART, FGIC-
		Insured, LIQ-Morgan Stanley, 3.900%, 1/4/07 (a)	15,899,000
5,000,000	A-1+	Los Angeles, CA, Water & Power Revenue, Power System, Subordinated
		Series A-8, 3.790%, 1/4/07 (a)	5,000,000

See Notes to Schedule of Investments.

California Money Market Portfolio

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face Amount	Rating‡	Security	Value

Water & Sewer — 8.6% (continued)
		Metropolitan Water District of Southern California:
$6,900,000	A-1	MSTC, Series 2001-113, Class A, PART, LIQ-Bear Stearns, 3.900%,
		1/3/07 (a)(c)	$6,900,000
11,150,000	A-1+	Refunding, Series B2, SPA-Dexia Credit Local, 3.750%, 1/4/07 (a)	11,150,000
22,850,000	A-1+	Series B-1, SPA-Dexia Credit Local, 3.750%, 1/4/07 (a)	22,850,000
36,670,000	A-1+	Series C-2, SPA-Dexia Credit Local, 3.750%, 1/4/07 (a)	36,670,000
		Waterworks Revenue:
2,700,000	A-1+	Refunding, Series A-1, SPA-JPMorgan Chase, 3.750%, 1/4/07 (a)	2,700,000
1,910,000	A-1+	Series B-1, SPA-Westdeutsche Landesbank Gironzentrale, 3.800%,
		1/2/07 (a)	1,910,000
5,500,000	A-1+	Series C-2, SPA-Lloyds TSB Bank PLC, 3.750%, 1/2/07 (a)	5,500,000
6,500,000	A-1+	Orange County, CA, Sanitation District, COP, SPA-Depfa Bank PLC,
		3.750%, 1/2/07 (a)	6,500,000
13,155,000	A-1+	Richmond, CA, Wastewater Revenue, Refunding, Series B, AMBAC-Insured,
		LOC-Bayerische Landesbank, 3.790%, 1/4/07 (a)	13,155,000
		San Diego, CA, Water Authority:
24,000,000	A-1+	3.530% due 1/8/07	24,000,000
8,500,000	A-1+	3.430% due 1/9/07	8,500,000
20,000,000	A-1+	3.400% due 2/7/07	20,000,000

		Total Water & Sewer	238,322,000

		TOTAL INVESTMENTS — 99.7% (Cost — $2,754,289,181#)	2,754,289,181
		Other Assets in Excess of Liabilities — 0.3%	8,266,585

		TOTAL NET ASSETS — 100.0%	$2,762,555,766

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Rating by Moody's Investors Service.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").
(e)	Rating by Fitch Ratings Service.
#	Aggregate cost for federal income tax purposes is substantially the same.

See page 11 for definitions of ratings.

See Notes to Schedule of Investments.

California Money Market Portfolio

Schedule of Investments (unaudited) (continued)	December 31, 2006

Abbreviations used in this schedule:
ABAG - Association of Bay Area Governments
AMBAC - Ambac Assurance Corporation
CDA - Community Development Authority
COP - Certificate of Participation
EFA - Educational Facilities Authority
FGIC - Financial Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GO - General Obligation
GTD - Guaranteed
HFA - Housing Finance Authority
IDA - Industrial Development Authority
ISO - Independent System Operator
LIN - Line of Credit
LIQ - Liquidity Facility
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MERLOT - Municipal Exempt Receipts Liquidity Optional Tender
MFA - Municipal Finance Authority
MFH - Multi-Family Housing
MSTC - Municipal Securities Trust Certificates
MTA - Metropolitan Transportation Authority
MUD - Municipal Utilities District
PART - Partnership Structure
PCFA - Pollution Control Finance Authority
PCR - Pollution Control Revenue
RDA - Redevelopment Agency
SPA - Standby Bond Purchase Agreement
TECP - Tax Exempt Commercial Paper
TRAN - Tax and Revenue Anticipation Notes
USD - Unified School District

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) – The “AA” rating may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the rating category.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service (“Fitch”).

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG1	—	Moody’s Investors Service (“Moody’s”) highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

California Money Market Portfolio (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Municipal Funds (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting California.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Municipal Funds
By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2007

By	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date: February 28, 2007